Customer deposits (Tables)	12 Months Ended
Dec. 31, 2018
Customer deposits
Schedule of customer deposits
	Million of euros
	2018	2017	2016

Classification:
Financial liabilities held for trading (*)	—	28,179	9,996
Financial liabilities designated at fair value through profit or loss.	39,597	28,945	23,345
Financial liabilities at amortised cost	740,899	720,606	657,770
	780,496	777,730	691,111
Geographical area:
Spain	267,210	260,181	181,888
European Union (excluding Spain)	309,615	318,580	295,059
United States and Puerto Rico	53,843	50,771	63,429
Other OECD countries	67,462	62,980	62,761
Latin America (non-OECD)	82,343	84,752	87,519
Rest of the world	23	466	455
	780,496	777,730	691,111
Type:
Demand deposits-
Current accounts	346,345	328,217	279,494
Savings accounts	196,493	189,845	180,611
Other demand deposits	5,873	7,010	7,156
Time deposits-
Fixed-term deposits and other term deposits	195,540	195,285	176,581
Home-purchase savings accounts	40	45	50
Discount deposits	3	3	448
Hybrid financial liabilities	3,419	4,295	3,986
Subordinated liabilities	23	21	24
Repurchase agreements	32,760	53,009	42,761
	780,496	777,730	691,111

(*)  The decrease reflects the run-down of UK's trading business due to the banking reform (Ring-fencing).